MATERIAL ACCOUNTING POLICY INFORMATION - Joint Arrangements and Entities Other Than 100% Owned Barrick Subsidiaries (Details) - USD ($) $ in Millions		1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2022	Dec. 31, 2022	Oct. 13, 2021	Dec. 14, 2022	Dec. 31, 2022
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					100.00%
Commitments in relation to joint ventures		$ 558			$ 558
Kibali [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of interest held by joint operations operator					90.00%
Economic interest in joint venture					45.00%
Jabal Sayid [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture					50.00%
Zaldivar [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture					50.00%
Porgera [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of interest held by joint operations operator					95.00%
Proposed proportion of interest to be held by government stakeholders	51.00%
Proposed proportion of interest to be held by joint operation operator	49.00%
Proportion of interest in joint operation operator					50.00%
Proposed proportion of interest in joint venture	24.50%
Economic interest in joint venture	24.50%				47.50%
Norte Abierto Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation					50.00%
Donlin Gold Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation					50.00%
Porgera [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation					47.50%
Proportion of interest held by joint operations operator					95.00%
Veladero [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation					50.00%
Nevada Gold Mines
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					61.50%
Proportion of ownership interests held by non-controlling interests					38.50%
North Mara [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					84.00%
Bulyanhulu [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					84.00%
Buzwagi [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					84.00%
Carlin [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					61.50%
Loulo-Gounkoto [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					80.00%
Proportion of ownership interests held by non-controlling interests					20.00%
Tongon [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					89.70%
Proportion of ownership interests held by non-controlling interests					10.30%
Pueblo Viejo [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					60.00%
Proportion of ownership interests held by non-controlling interests					40.00%
Reko Diq [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary		50.00%		37.50%
Proportion of ownership interests held by non-controlling interests		50.00%			50.00%
South Arturo
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary			60.00%		61.50%
Proportion of ownership interests held by non-controlling interests			40.00%